STOCK-BASED PAYMENT ARRANGEMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the Options has been measured using the Black-Scholes model. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted during the nine months ended September 30, 2025 and September 30, 2024, were as follows:

As of
	September 30, 2025	September 30, 2024
Share price	$4.50 to $5.10	$4.31 to $5.72
Expected volatility (weighted-average)	46% to 60%	73% to 95%
Expected life (weighted-average)	2.46 to 3.91 years	4.13 to 10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	4.39 - 4.45%	4.24 - 4.26%
Weighted-average grant date fair value	$4.73	$4.87

SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	September 30, 2025		September 30, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	$14,991	$1.09	$21,943	$0.92
Granted	40	4.73	75	4.87
Forfeited/ Expired	(40)	0.76	(74)	1.43
Exercised	(3,610)	0.57	(6,282)	0.59
Outstanding at end of period	$11,381	$1.27	$15,662	$1.06
Exercisable at end of period	$9,315	$1.18	$11,820	$0.91

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plans.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	15,286
Vested and Issued	(10,186)
Forfeited	(3,574)
Balance at, September 30, 2025	26,145

SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE

The following tables provide a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the interim condensed consolidated statements of comprehensive income (loss).

	Three Months Ended September 30,
	2025			2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$12,555	$12,555	$-	$9,613	$9,613
Marketing Expenses – Agent Stock-Based Compensation	55	3,880	3,935	90	2,575	2,665
Marketing Expenses – FTE Stock-Based Compensation	-	43	43	1	5	6
Research and Development – FTE Stock-Based Compensation	-	339	339	5	303	308
General and Administrative – FTE Stock-Based Compensation	178	2,862	3,040	383	2,442	2,825
Total Stock-Based Compensation	$233	$19,679	$19,912	$479	$14,938	$15,417

	Nine Months Ended September 30,
	2025			2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$32,757	$32,757	$-	$23,763	$23,763
Marketing Expenses – Agent Stock-Based Compensation	180	10,348	10,528	301	6,836	7,137
Marketing Expenses – FTE Stock-Based Compensation	-	126	126	2	9	11
Research and Development – FTE Stock-Based Compensation	3	941	944	20	621	641
General and Administrative – FTE Stock-Based Compensation	640	5,419	6,059	1,448	4,797	6,245
Total Stock-Based Compensation	$823	$49,591	$50,414	$1,771	$36,026	$37,797